                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

               SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 9 THROUGH 10 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

-----------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1     Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%         1.03%          0.00%       1.30%
Emerging Markets Debt Portfolio
-----------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
-----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                 0.54%         0.36%          0.00%       0.90%
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NSAT Nationwide Equity Income Fund                            0.45%         0.50%          0.00%       0.95%
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                            0.59%         0.61%          0.00%       1.20%
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NSAT Nationwide High Income Bond Fund                         0.48%         0.47%          0.00%       0.95%
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NSAT Nationwide Multi-Sector Bond Fund                        0.54%         0.36%          0.00%       0.90%
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NSAT Nationwide Select Advisers Mid Cap Fund                  0.56%         0.64%          0.00%       1.20%
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NSAT Nationwide Select Advisers Small Cap Growth Fund         0.57%         0.73%          0.00%       1.30%
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NSAT Nationwide Small Cap Value Fund                          0.47%         0.58%          0.00%       1.05%
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NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
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NSAT Nationwide Strategic Growth Fund                         0.20%         0.80%          0.00%       1.00%
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                          0.52%         0.48%          0.00%       1.00%
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Van Eck Worldwide Insurance Trust - Worldwide Emerging        0.69%         0.61%          0.00%       1.30%
Markets Fund
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Van Kampen Life Investment Trust - Morgan Stanley             1.00%         0.08%          0.00%       1.08%
Real Estate Securities Portfolio
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

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.



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

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

------------------------------------------------------------------------------------------------------------------
                                                             Management      Other        12b-1      Total Mutual
                                                                Fees       Expenses       Fees       Fund Expenses
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -             0.80%         1.25%        0.00%          2.05%
Emerging Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                 0.60%         0.22%        0.00%          0.82%
------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      0.50%         0.22%        0.00%          0.72%
------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%         0.21%        0.00%          0.61%
------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.59%         0.21%        0.00%          0.80%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                  0.75%         0.36%        0.00%          1.11%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                             0.80%         0.50%        0.00%          1.30%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                             1.00%         0.61%        0.00%          1.61%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                          0.80%         0.47%        0.00%          1.27%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                         0.75%         0.36%        0.00%          1.11%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Mid Cap Fund                   1.05%         0.64%        0.00%          1.69%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Small Cap Growth Fund          1.10%         0.73%        0.00%          1.83%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                           0.90%         0.58%        0.00%          1.48%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                          0.90%         0.80%        0.00%          1.70%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                           0.90%         0.48%        0.00%          1.38%
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%         0.61%        0.00%          1.61%
Markets Fund
------------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGES 11 THROUGH 13 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The chart reflects expenses of both the variable account and the underlying mutual funds. The chart reflects variable account charges of 2.05%, which is the maximum variable account charges that could be assessed to a contract.

For those contracts that do not elect the maximum number of rider options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.



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

------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your     If you annuitize your
                               at the end of the applicable   contract at the end of the    contract at the end of the
                                     time period                applicable time period        applicable time period
------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.   1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter      98     161    217     376      35    107    181     376      *     107    181      376
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio
------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation       93     146    192     328      30    92     156     328      *     92     156      328
Fund
------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       91     141    185     314      28    87     149     314      *     87     149      314
------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          90     138    179     303      27    84     143     303      *     84     143      303
------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          93     145    191     326      30    91     155     326      *     91     155      326
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund   94     149    197     338      31    95     161     338      *     95     161      338
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity          95     150    199     343      32    96     163     343      *     96     163      343
Income Fund
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global          97     158    212     367      34    104    176     367      *     104    176      367
Equity Fund
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income     95     150    199     343      32    96     163     343      *     96     163      343
Bond Fund
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NSAT Nationwide Multi-Sector    94     149    197     338      31    95     161     338      *     95     161      338
Bond Fund
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select          97     158    212     367      34    104    176     367      *     104    176      367
Advisers Mid Cap Fund
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select          98     161    217     376      35    107    181     376      *     107    181      376
Advisers Small Cap Growth
Fund
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap       96     153    205     352      33    99     169     352      *     99     169      352
Value Fund
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NSAT Nationwide Small           98     160    215     371      35    106    179     371      *     106    179      371
Company Fund
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NSAT Nationwide Strategic       95     152    202     347      32    98     166     347      *     98     166      347
Growth Fund
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NSAT Nationwide Strategic       95     152    202     347      32    98     166     347      *     98     166      347
Value Fund
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Van Eck Worldwide Insurance     98     161    217     376      35    107    181     376      *     107    181      376
Trust - Worldwide Emerging
Markets Fund
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Van Kampen Life Investment      96     154    206     355      33    100    170     355      *     100    170      355
Trust - Morgan Stanley Real
Estate Securities Portfolio
------------------------------------------------------------------------------------------------------------------------

3. THE 1ST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION LOCATED ON PAGE 31 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

   "Contract owners may participate in this program if their contract value is $15,000 or more."



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